UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue
         Suite 1230
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     April 19, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $185,828 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4075   115384 SH       SOLE                   115384        0        0
AT&T INC                       COM              00206R102     6638   180916 SH       SOLE                   180916        0        0
CBS CORP NEW                   CL B             124857202     4951   106048 SH       SOLE                   106048        0        0
CHEVRON CORP NEW               COM              166764100     6196    52143 SH       SOLE                    52143        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     4604    36584 SH       SOLE                    36584        0        0
ENNIS INC                      COM              293389102     3694   245138 SH       SOLE                   245138        0        0
EXXON MOBIL CORP               COM              30231G102      586     6499 SH       SOLE                     6499        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4385   106146 SH       SOLE                   106146        0        0
GENERAL ELECTRIC CO            COM              369604103     4299   185954 SH       SOLE                   185954        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4147    88398 SH       SOLE                    88398        0        0
HEINZ H J CO                   COM              423074103     4812    66588 SH       SOLE                    66588        0        0
HOME DEPOT INC                 COM              437076102    16235   232660 SH       SOLE                   232660        0        0
HUBBELL INC                    CL B             443510201     4449    45818 SH       SOLE                    45818        0        0
ISHARES TR                     CORE S&P500 ETF  464287200      639     4062 SH       SOLE                     4062        0        0
ISHARES TR                     CORE TOTUSBD ETF 464287226      415     3747 SH       SOLE                     3747        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      669    11345 SH       SOLE                    11345        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507      459     3986 SH       SOLE                     3986        0        0
ISHARES TR                     DJ US REAL EST   464287739     4117    59258 SH       SOLE                    59258        0        0
ISHARES TR                     CORE S&P SCP ETF 464287804      393     4511 SH       SOLE                     4511        0        0
ITC HLDGS CORP                 COM              465685105     4483    50228 SH       SOLE                    50228        0        0
JOHNSON & JOHNSON              COM              478160104     6827    83741 SH       SOLE                    83741        0        0
JPMORGAN CHASE & CO            COM              46625H100     4450    93764 SH       SOLE                    93764        0        0
KELLOGG CO                     COM              487836108     6897   107043 SH       SOLE                   107043        0        0
MCDONALDS CORP                 COM              580135101     6208    62273 SH       SOLE                    62273        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3992   108569 SH       SOLE                   108569        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     4446    72477 SH       SOLE                    72477        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     4544    63779 SH       SOLE                    63779        0        0
PACKAGING CORP AMER            COM              695156109     5200   115884 SH       SOLE                   115884        0        0
PAYCHEX INC                    COM              704326107     4272   121861 SH       SOLE                   121861        0        0
PEPSICO INC                    COM              713448108     4318    54581 SH       SOLE                    54581        0        0
PNC FINL SVCS GROUP INC        COM              693475105     4055    60983 SH       SOLE                    60983        0        0
PROCTER & GAMBLE CO            COM              742718109     4296    55746 SH       SOLE                    55746        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     5526    82701 SH       SOLE                    82701        0        0
SONOCO PRODS CO                COM              835495102     4167   119088 SH       SOLE                   119088        0        0
SOUTHERN CO                    COM              842587107     4187    89232 SH       SOLE                    89232        0        0
TUPPERWARE BRANDS CORP         COM              899896104     5197    63576 SH       SOLE                    63576        0        0
UNILEVER N V                   N Y SHS NEW      904784709     4419   107784 SH       SOLE                   107784        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4229    49232 SH       SOLE                    49232        0        0
US BANCORP DEL                 COM NEW          902973304     4141   122052 SH       SOLE                   122052        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      209     2578 SH       SOLE                     2578        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4413    89781 SH       SOLE                    89781        0        0
WELLS FARGO & CO NEW           COM              949746101     4134   111771 SH       SOLE                   111771        0        0
WORTHINGTON INDS INC           COM              981811102     5455   176072 SH       SOLE                   176072        0        0